Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

We entered into a promissory note receivable with our affiliate Northwest Gas Processing, LLC, a Delaware limited liability company (“NWGP”), effective September 29, 2017, for approximately $1.5 million. The promissory note was issued by NWGP to us and bears interest (or paid-in-kind interest from time to time) on the principal balance at a rate of 8% per annum, with interest payable in quarterly installments beginning January 1, 2018, and matures on February 28, 2019. Subsequent to quarter end, the $1.5 million promissory note was transferred from NWGP to High Mesa Services, LLC, a subsidiary of our parent company High Mesa.

NOTE 9 – RELATED PARTY TRANSACTIONS

We have notes payable to our founder which bear interest at 10% with a balance of $27.0 million and $25.7 million at December 31, 2016 and 2015, respectively. See Note 10 for further information.

Michael E. Ellis, our founder, Chief Operating Officer, and Chairman of the Board, received no capital distributions during the years ended December 31, 2016 and 2015 and received $516,500 of capital distributions from us during the year ended December 31, 2014, respectively.

David Murrell, our Vice President of Land and Business Development, is the principal of David Murrell & Associates, which provides land consulting services to us. The primary employee of David Murrell & Associates is his spouse, Brigid Murrell. Services are provided at a pre-negotiated hourly rate based on actual time employed by us. Total expenditures under this arrangement for the years ended December 31, 2016, 2015 and 2014 were approximately $146,000, $133,000 and $150,000. The contract may be terminated by either party without penalty upon 30 days’ notice.

David McClure, our Vice President of Facilities and Midstream, and the son-in-law of our CEO, Harlan H. Chappelle, received total compensation of $425,000, $275,000 and $450,000 for the years ended December 31, 2016, 2015 and 2014. Additionally, his position provides him with the use of a company vehicle, similar to our other engineers whose duties include field oversight.

David Pepper, one of our Landmen, and the cousin of our Vice President of Land and Business Development, David Murrell, received total compensation of $180,000, $146,000 and $260,000 for the years ended December 31, 2016, 2015 and 2014. Additionally, his position provides him with the use of a company vehicle, similar to our other engineers whose duties include field oversight.

On January 13, 2016, our wholly-owned subsidiary Oklahoma Energy Acquisitions, LP (“Oklahoma Energy”) entered into a joint development agreement (the “joint development agreement”), with BCE-STACK Development LLC (“BCE”), a fund advised by Bayou City Energy Management LLC (“Bayou City”), to fund a portion of our drilling operations and to allow us to accelerate development of our STACK acreage. As described in Note 16, William W. McMullen and Mark Stoner, partners at Bayou City, were appointed to the board of managers of Alta Mesa Holdings GP, LLC, our general partner during the third quarter of 2016. The drilling program initially called for the development of forty identified well locations, which developed in two tranches of twenty wells each. The parties subsequently agreed to add a third and fourth tranche of investment that will allow for the drilling of an additional forty wells. On December 31, 2016, High Mesa purchased from BCE and contributed interests in 24 producing wells drilled under the joint development agreement to us. See Notes 4 and 16 for further details. In connection with the acquisition of the Contributed Wells, the joint development agreement was amended to exclude the Contributed Wells from the drilling program. The drilling program will fund the development of 80 additional wells in four tranches of 20 wells each. As of December 31, 2016, 20 additional joint wells have been drilled or spudded leaving 60 wells to be drilled under the joint development agreement.

Under the joint development agreement, as amended on December 31, 2016, BCE has committed to fund 100% of our working interest share up to a maximum of an average of $3.2 million in drilling and completion costs per well for any tranche. We are responsible for any drilling and completion costs exceeding the aggregate limit of $64 million in any tranche. In exchange for the payment of drilling and completion costs, BCE receives 80% of our working interest in each wellbore, which BCE interest will be reduced to 20% of our initial working interest upon BCE achieving a 15% internal rate of return on the wells within in a tranche and automatically further reduced to 12.5% of our initial interest upon BCE achieving a 25% internal rate of return. Following the completion of each joint well, we and BCE will each bear our respective proportionate working interest share of all subsequent costs and expenses related to such joint well. The approximate dollar value of the amount involved in this transaction or Messrs. McMullen or Stoner’s interests in the transaction depends on a number of factors outside their control and is not known at this time. As of December 31, 2016, we recorded $42.5 million in advances from related party on our consolidated balance sheets, which represents net advances from BCE for their working interest share of the drilling and development cost as part of the joint development agreement.

During the year ended December 31, 2016, High Mesa contributed $311.3 million to us, of which $7.9 million is included in receivables due from affiliate at December 31, 2016 and the amount was collected subsequent to year-end. During the year ended December 31, 2015, High Mesa contributed $20 million to us. For additional information, see Note 16 – Partners’ Capital (Deficit). As of December 31, 2016 and 2015, approximately $0.9 million and $1.1 million, respectively, were due from High Mesa for reimbursement of expenses which is recorded in the receivables due from affiliates on the consolidated balance sheets.

On December 31, 2014, we sold our interests in a partially constructed pipeline and gas processing plant at cost to an affiliate, Northwest Gas Processing, LLC (“NWGP”), which is a subsidiary of High Mesa. We recorded $25.5 million in other receivables and $8.5 million in long-term notes receivable, while recording no gain or loss on the sale at December 31, 2014. On January 2, 2015, the receivable of $25.5 million was paid in full. The $8.5 million long-term note receivable, dated December 31, 2014, bears interest at 8% per annum, interest payable only in quarterly installments beginning January 1, 2015, and matures on December 31, 2019. Immediately after the consummation of the transaction, NWGP’s obligation under the $8.5 million promissory note was transferred to High Mesa Services, LLC, a subsidiary of High Mesa. The Company believes the promissory note to be fully collectible and accordingly has not recorded a reserve. Interest income on the note receivable from our affiliate amounted to $0.8 million and $0.7 million during the years ended December 31, 2016 and 2015, respectively. Such amounts have been added to the balance of the note receivable. On December 31, 2015, we repurchased land originally sold to NWGP at cost of $0.7 million.

We are party to a services agreement dated January 1, 2016 with NWGP. Pursuant to the agreement, we agree to provide administrative and management services to NWGP relating to the midstream assets we sold to NWGP on December 31, 2014. During the year ended December 31, 2016, NWGP was billed for management services provided in the amount of approximately $0.1 million.

On August 31, 2015, Oklahoma Energy entered into a Crude Oil Gathering Agreement (the “Crude Oil Gathering Agreement”) and Gas Gathering and Processing Agreement (the “Gas Gathering and Processing Agreement”) with KFM, which was subsequently amended and restated on February 3, 2017, effective as of December 1, 2016. High Mesa owns a minority interest in KFM. Alta Mesa also indirectly owns a minimal interest in KFM through its less than 10% ownership of AEM. We have committed the oil and natural gas production from our Kingfisher County acreage, not otherwise committed to others, to KFM for gathering and processing.

Under the Crude Oil Gathering Agreement and the Gas Gathering and Processing Agreement, Oklahoma Energy dedicates and delivers to KFM crude oil and natural gas and associated natural gas liquids produced from present and future wells located in certain lands in Kingfisher, Logan, Canadian, Blaine and Garfield Counties in Oklahoma to designated receipt points on KFM’s system for gathering and processing. The Crude Oil Gathering Agreement and Gas Gathering and Processing Agreement will remain in effect for a primary term of 15 years from the in-service date of July 1, 2016 and, after the primary term, an extended term for as long as there are wells connected to the system that continue to produce crude oil or gas in commercial (paying) quantities.

Under the Crude Oil Gathering Agreement, KFM operates a crude oil gathering system for the purpose of providing gathering services to Oklahoma Energy. KFM receives from Oklahoma Energy a fixed service fee per barrel of crude oil delivered. The fixed gathering fee is subject to an annual percentage increase tied to the consumer price index. Oklahoma Energy also pays KFM its allocated share, if any, of the electricity consumed in the operation of the crude oil gathering system.

Under the Gas Gathering and Processing Agreement, KFM operates a gas gathering and processing system for the purpose of providing gathering and processing services to Oklahoma Energy. KFM provides gathering and processing services for a fixed fee. The fixed service fee consists of (i) a gathering fee assessed on the volume of gas allocated to the central receipt point, (ii) a processing fee assessed on the volume of gas allocated to the central receipt point, (iii) a dehydration fee assessed on the volume of gas allocated to the central receipt point, (iv) a compression fee for each stage of compression for any volume of gas allocated to the central receipt point and (v) a facility fee for the first four years of the agreement, at which time the facility fee is removed. Beginning in January 2021, each fee is subject to an annual percentage increase tied to the consumer price index. Oklahoma Energy also pays KFM its allocated share, if any, of the electricity consumed in the operation of the gas gathering and processing system. Under the Gas Gathering and Processing Agreement, we have secured firm processing rights of 260 MMcf/d at the expanding KFM plant.

The aggregate amounts paid under the Crude Oil Gathering Agreement and Gas Gathering and Processing Agreement depends on the volumes produced and gathered pursuant to these agreements. Under such agreements, the fees for the year ended December 31, 2016 were $7.5 million. The plant commenced operations in the second quarter of 2016. These fees are recorded as marketing and transportation expense in the consolidated statements of operations. As of December 31, 2016, we accrued approximately $3.0 million as a reduction of accounts receivable on the consolidated balance sheets for fees related to marketing and transportation for the KFM plant. Subsequent to year-end, Oklahoma Energy entered into an agreement with KFM whereby the Company made a deposit of $10.0 million on January 13, 2017 to KFM to provide us with 100,000 Dth/day for firm transportation. The deposit will be released back to us as we utilize the marketing and transportation services in 2018.